April 18, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Short-Term Global Income Fund, Inc.
Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (Securities Act File No. 33-34476, Investment
     Company Act No. 811-06089

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Short-Term
     Global Income Fund, Inc. (the "Fund") hereby certifies that:

(1)the form of Prospectus and Statement of Additional
      Information that would have been filed pursuant to Rule
     497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A: and

(2)the text of Post-Effective Amendment No. 10 to the
      Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 6, 2001.

Very truly yours,

Merrill Lynch Short-Term Global Income Fund, Inc.



______________________
Phillip S. Gillespie
Secretary of Fund